Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition
Schedule of disaggregation of revenue

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2022	2021		2020
Hybrid Platform & Solutions	$17,866	$17,036	*	$15,518	*
Transaction Processing	7,171	6,390		6,606
Total Software	$25,037	$23,426	*	$22,124	*
Business Transformation	$8,834	$8,284		$7,193
Application Operations	6,508	6,095		5,931
Technology Consulting	3,765	3,466		3,133
Total Consulting	$19,107	$17,844		$16,257
Hybrid Infrastructure	$9,451	$8,167		$8,415
Infrastructure Support	5,837	6,021		6,118
Total Infrastructure	$15,288	$14,188		$14,533
Financing**	$645	$774		$975
Other	$453	$1,119	*	$1,291	*
Total Revenue	$60,530	$57,350		$55,179

*	Recast to reflect segment change.
**	Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of hybrid cloud revenue by segment

($ in millions)
For the year ended December 31:	2022	2021		2020
Software	$9,321	$8,386	*	$6,517	*
Consulting	9,019	7,852		5,861
Infrastructure	3,895	3,645		4,039
Other	142	328	*	422	*
Total	$22,377	$20,210		$16,838

* Recast to reflect segment change.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2022	2021	2020
Americas	$31,057	$28,299	$27,119
Europe/Middle East/Africa	17,950	17,447	16,767
Asia Pacific	11,522	11,604	11,293
Total	$60,530	$57,350	$55,179

Schedule of reconciliation of contract balances

($ in millions)
At December 31:	2022	2021
Notes and accounts receivable — trade (net of allowances of $233 in 2022 and $218 in 2021)	$6,541	$6,754
Contract assets*	464	471
Deferred income (current)	12,032	12,518
Deferred income (noncurrent)	3,499	3,577

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses

($ in millions)
January 1, 2022	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2022
$218	$59	$(31)	$(14)	$233

January 1, 2021	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2021
$260	$(15)	$(28)	$1	$218

Schedule of deferred contract costs

($ in millions)
At December 31:	2022	2021
Capitalized costs to obtain a contract	$563	$476
Deferred costs to fulfill a contract
Deferred setup costs	456	546
Other deferred fulfillment costs	814	1,000
Total deferred costs*	$1,833	$2,022

* Of the total deferred costs, $967 million was current and $866 million was noncurrent at December 31, 2022 and $1,097 million was current and $924 million was noncurrent at December 31, 2021.